Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables
Trade and other payables

21.Trade and other payables

	2024	2023
	$’000	$'000
Non-current
Other payables	5,218	4,629
	5,218	4,629
Current
Trade payables	232,930	330,622
Deferred revenue	64,883	41,462
Withholding tax payable	2,239	3,555
Payroll and other related statutory liabilities	42,844	46,282
VAT payables	29,921	37,829
Other payables	49,683	72,877
	422,500	532,627

Included in deferred revenue is $18.9 million (2023: $7.9 million, 2022: $22.9 million) which relates to contract liabilities.

The contract liabilities relating to December 31, 2023, were fully recognized in revenue during the year end December 31, 2024.